Financial instruments (Tables)	12 Months Ended
Sep. 30, 2024
Financial Instruments [Abstract]
Disclosure of financial liabilities included in the long-term debt
The following table presents the financial liabilities included in the long-term debt (Note 14) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2024		As at September 30, 2023
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
2014 U.S. Senior Notes	Level 2	—	—	473,808	464,806
2021 U.S. Senior Notes	Level 2	1,342,758	1,223,120	1,342,714	1,132,649
2021 CAD Senior Notes	Level 2	597,212	564,768	596,550	503,984
2024 CAD Senior Notes	Level 2	746,144	759,375	—	—
Other long-term debt	Level 2	2,194	2,119	10,363	9,839
		2,688,308	2,549,382	2,423,435	2,111,278

Disclosure of fair value measurement of financial assets
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2024	As at September 30, 2023
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	1,461,145	1,568,291
Cash included in funds held for clients (Note 5)	Level 2	233,584	269,792
Deferred compensation plan assets (Note 11)	Level 1	112,270	88,076
		1,806,999	1,926,159
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		—	83,626
Foreign currency forward contracts		5,055	12,505
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		—	16,130
Foreign currency forward contracts		2,644	5,875
		7,699	118,136
FVOCI
Short-term investments included in current financial assets	Level 2	3,279	7,332
Long-term bonds included in funds held for clients (Note 5)	Level 2	223,196	138,935
Long-term investments (Note 11)	Level 2	24,209	17,113
		250,684	163,380
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		—	2,183
Foreign currency forward contracts		13,073	2,330
Long-term derivative financial instruments	Level 2
Cross-currency swaps		9,500	—
Foreign currency forward contracts		10,204	1,700
		32,777	6,213

Disclosure of fair value measurement of financial liabilities
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2024	As at September 30, 2023
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	1,461,145	1,568,291
Cash included in funds held for clients (Note 5)	Level 2	233,584	269,792
Deferred compensation plan assets (Note 11)	Level 1	112,270	88,076
		1,806,999	1,926,159
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		—	83,626
Foreign currency forward contracts		5,055	12,505
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		—	16,130
Foreign currency forward contracts		2,644	5,875
		7,699	118,136
FVOCI
Short-term investments included in current financial assets	Level 2	3,279	7,332
Long-term bonds included in funds held for clients (Note 5)	Level 2	223,196	138,935
Long-term investments (Note 11)	Level 2	24,209	17,113
		250,684	163,380
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		—	2,183
Foreign currency forward contracts		13,073	2,330
Long-term derivative financial instruments	Level 2
Cross-currency swaps		9,500	—
Foreign currency forward contracts		10,204	1,700
		32,777	6,213

Disclosure of detailed information about cross-currency swap agreements
The following tables summarize the cross-currency swap agreements that the Company had entered into in order to manage its currency:

					As at September 30, 2024	As at September 30, 2023
Receive Notional	Receive Rate	Pay Notional	Pay rate	Maturity	Fair value	Fair value
					$	$
Hedges of net investments in European operations
$1,270,000	From 1.62% to 4.15%	€866,365	From (0.14)% to 3.70%	From September 2027 to 2029	(7,806)	22,966
$136,274	From 3.57% to 3.63%	£75,842	From 2.67% to 2.80%	September 2024	—	11,972
$80,000	4.15%	kr609,940	From 3.49% to 3.51%	September 2029	(1,694)	12,087
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility
U.S.$500,000	SOFR 1 month +1.10%	€443,381	From 1.14% to 1.22%	December 2023	—	44,386
Cash flow hedges of 2014 U.S. Senior Notes
U.S.$215,000	From 3.74% to 4.06%	$284,793	From 3.49% to 3.81%	September 2024	—	6,163
Total					(9,500)	97,574

Disclosure of notional, average contract rates, maturities and sensitivity analysis for currency risk
As at September 30, 2024, the Company held foreign currency forward contracts to hedge exposures to changes in foreign currency, which have the following notional, average contract rates and maturities:

		Average contract rates		As at September 30, 2024	As at September 30, 2023
Foreign currency forward contracts	Notional	Less than one year	More than one year	Fair value	Fair value
				$	$
USD/INR	U.S.$359,901	85.23	88.92	2,091	(973)
CAD/INR	$381,045	64.11	65.75	314	4,497
EUR/INR	€112,863	94.45	99.84	(1,156)	5,076
GBP/INR	£107,169	106.93	112.11	(8,700)	3,501
SEK/INR	kr157,427	8.18	8.67	(720)	(33)
GBP/EUR	£202,819	1.18	—	(5,763)	649
EUR/MAD	€22,947	10.66	—	(548)	135
EUR/CZK	€16,771	24.64	25.05	(473)	(92)
Others	$65,784			(623)	1,590
Total				(15,578)	14,350
The following table details the Company's sensitivity to a 10% strengthening of the euro, the U.S. dollar, the British pound and the Swedish krona, foreign currency rates on net earnings and on other comprehensive income (loss). The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income (loss) presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2024				2023
	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact
	$	$	$	$	$	$	$	$
Increase in net earnings	150	1,359	1,179	521	1,384	3,598	692	466
Decrease in other comprehensive income (loss)	(174,239)	(180,405)	(17,269)	(9,631)	(155,000)	(190,539)	(29,436)	(7,005)

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2024	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	999,790	999,790	999,790	—	—	—
Accrued compensation and employee-related liabilities	1,165,903	1,165,903	1,165,903	—	—	—
2021 U.S. Senior Notes	1,342,758	1,462,053	24,191	847,526	24,868	565,468
2021 CAD Senior Notes	597,212	650,400	12,600	25,200	612,600	—
2024 CAD Senior Notes	746,144	879,191	30,623	361,245	487,323	—
Lease liabilities	620,095	697,298	173,061	254,475	166,326	103,436
Other long-term debt	2,194	2,312	1,028	823	197	264
Clients’ funds obligations	504,515	504,515	504,515	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	23,277
Outflow		744,758	186,439	545,077	13,242	—
(Inflow)		(758,162)	(175,510)	(568,052)	(14,600)	—
Cross-currency swaps	9,500
Outflow		1,496,435	26,090	353,834	1,116,511	—
(Inflow)		(1,518,971)	(40,681)	(381,060)	(1,097,230)	—
	6,011,388	6,325,522	2,908,049	1,439,068	1,309,237	669,168

As at September 30, 2023	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	924,659	924,659	924,659	—	—	—
Accrued compensation and employee-related liabilities	1,100,566	1,100,566	1,100,566	—	—	—
2014 U.S. Senior Notes	473,808	492,722	492,722	—	—	—
2021 U.S. Senior Notes	1,342,714	1,488,774	24,233	860,746	24,910	578,885
2021 CAD Senior Notes	596,550	663,000	12,600	25,200	625,200	—
Unsecured committed term loan credit facility	676,886	687,419	687,419	—	—	—
Lease liabilities	641,963	722,284	221,877	238,009	139,275	123,123
Other long-term debt	10,363	10,448	8,353	1,328	449	318
Clients’ funds obligations	493,638	493,638	493,638	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	4,030
Outflow		328,455	155,450	163,091	9,914	—
(Inflow)		(331,954)	(154,116)	(166,967)	(10,871)	—
Cross-currency swaps	2,183
Outflow		93,311	93,311	—	—	—
(Inflow)		(91,353)	(91,353)	—	—	—
	6,267,360	6,581,969	3,969,359	1,121,407	788,877	702,326

Disclosure of maturity analysis for derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2024	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	999,790	999,790	999,790	—	—	—
Accrued compensation and employee-related liabilities	1,165,903	1,165,903	1,165,903	—	—	—
2021 U.S. Senior Notes	1,342,758	1,462,053	24,191	847,526	24,868	565,468
2021 CAD Senior Notes	597,212	650,400	12,600	25,200	612,600	—
2024 CAD Senior Notes	746,144	879,191	30,623	361,245	487,323	—
Lease liabilities	620,095	697,298	173,061	254,475	166,326	103,436
Other long-term debt	2,194	2,312	1,028	823	197	264
Clients’ funds obligations	504,515	504,515	504,515	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	23,277
Outflow		744,758	186,439	545,077	13,242	—
(Inflow)		(758,162)	(175,510)	(568,052)	(14,600)	—
Cross-currency swaps	9,500
Outflow		1,496,435	26,090	353,834	1,116,511	—
(Inflow)		(1,518,971)	(40,681)	(381,060)	(1,097,230)	—
	6,011,388	6,325,522	2,908,049	1,439,068	1,309,237	669,168

As at September 30, 2023	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	924,659	924,659	924,659	—	—	—
Accrued compensation and employee-related liabilities	1,100,566	1,100,566	1,100,566	—	—	—
2014 U.S. Senior Notes	473,808	492,722	492,722	—	—	—
2021 U.S. Senior Notes	1,342,714	1,488,774	24,233	860,746	24,910	578,885
2021 CAD Senior Notes	596,550	663,000	12,600	25,200	625,200	—
Unsecured committed term loan credit facility	676,886	687,419	687,419	—	—	—
Lease liabilities	641,963	722,284	221,877	238,009	139,275	123,123
Other long-term debt	10,363	10,448	8,353	1,328	449	318
Clients’ funds obligations	493,638	493,638	493,638	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	4,030
Outflow		328,455	155,450	163,091	9,914	—
(Inflow)		(331,954)	(154,116)	(166,967)	(10,871)	—
Cross-currency swaps	2,183
Outflow		93,311	93,311	—	—	—
(Inflow)		(91,353)	(91,353)	—	—	—
	6,267,360	6,581,969	3,969,359	1,121,407	788,877	702,326

Disclosure of analysis of age of trade accounts receivable
The following table sets forth details of the age of trade accounts receivable that are past due:

	2024	2023
	$	$
Not past due	1,005,651	1,034,795
Past due 1-30 days	71,445	82,536
Past due 31-60 days	18,352	17,630
Past due 61-90 days	11,957	9,925
Past due more than 90 days	13,367	10,913
	1,120,772	1,155,799
Allowance for doubtful accounts	(3,060)	(2,919)
	1,117,712	1,152,880